Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Oct. 05, 2018
Supplement [Text Block]	nit5_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust V
Prospectuses dated January 31, 2018
Prospectus dated April 10, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Preferred Securities and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit5_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust V
Prospectuses dated January 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen NWQ Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit5_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust V
Prospectuses dated January 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Gresham Diversified Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit5_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust V
Prospectuses dated January 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit5_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust V
Prospectus dated April 10, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.